BORROWING, FINANCING AND DEBENTURES - Schedule Of Changes In Balances Of Borrowings (Parenthetical) (Detail) R$ in Thousands, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 BRL (R$)		Dec. 31, 2022 GBP (£)	Dec. 31, 2022 BRL (R$)		Dec. 31, 2021 BRL (R$)	Dec. 31, 2022 USD ($)	Jul. 25, 2022 BRL (R$)
BORROWING, FINANCING AND DEBENTURES
Repayment	R$ (8,057,650)	[1]		R$ (6,826,628)	[2]
Annual percentage interest rate	11.30%
New borrowing and financing	R$ 1,494,101	[3]		8,557,507	[4]	R$ 5,683,509
Accrued interest of debt securities issued	2,518,846			3,499,325
Net of funding costs	15,361
Line of Credit facility | Natura &Co Luxemburgo operation
BORROWING, FINANCING AND DEBENTURES
Principal amount of borrowings obtained				250,000
Line of Credit facility | Operations The Body Shop [Member]
BORROWING, FINANCING AND DEBENTURES
Repayment | £			£ (70)
Revolving credit facility [Member] | Natura &Co Luxemburgo operation
BORROWING, FINANCING AND DEBENTURES
Repayment	1,283,025
Line of credit facility, maximum borrowing capacity | $							$ 625.0
Notes - Avon [Member]
BORROWING, FINANCING AND DEBENTURES
Principal amount of borrowings obtained	R$ 934,742
Percentage of repurchase of securities issued	90.00%
Debt securities repurchase amount	R$ 1,156,743
Premium amount of borrowings obtained	193,086
Accrued interest of debt securities issued	28,915
Notes - Lux [Member]
BORROWING, FINANCING AND DEBENTURES
Principal amount of borrowings obtained	R$ 4,049,329
Percentage of repurchase of securities issued	55.00%
Debt securities repurchase amount	R$ 4,142,906
Premium amount of borrowings obtained	5,800
Accrued interest of debt securities issued	87,778
Notes - Lux [Member] | Natura &Co Luxemburgo operation
BORROWING, FINANCING AND DEBENTURES
Principal amount of borrowings obtained				R$ 2,809,000			$ 600.0
Annual percentage interest rate				6.00%			6.00%
Working capital loan [member] | Natura &Co Luxemburgo operation
BORROWING, FINANCING AND DEBENTURES
Repayment	2,402,790
Working capital debt [member] | Natura &Co Luxemburgo operation
BORROWING, FINANCING AND DEBENTURES
Repayment	R$ 1,119,764
Debentures, Series 11 [Member]
BORROWING, FINANCING AND DEBENTURES
Principal amount of borrowings obtained								R$ 826,030
Debentures, Series 11 [Member] | Natura Cosmticos SA [Member]
BORROWING, FINANCING AND DEBENTURES
New borrowing and financing				R$ 826,000
Debentures, Series 12 [Member] | Natura Cosmticos SA [Member]
BORROWING, FINANCING AND DEBENTURES
Repayment				1,050,000
Commercial notes [Member] | Natura Cosmticos SA [Member]
BORROWING, FINANCING AND DEBENTURES
Repayment				R$ 500

[1]	The movement in amortizations in 2023 is substantially due to the debt rebalancing process initiated in the third quarter, where the Company carried out and settled (i) an offer to the holders of securities representing Avon's debt to repurchase approximately 90 % of securities issued for R$1,156,743 (comprising R$934,742 of principal, R$193,086 of premium and R$28,915 of accrued interest); and (ii) offer to holders of debt securities of Natura &Co Luxembourg (maturing in 2028 and 2029) to repurchase approximately 55% of the securities issued for R$ 4,142,906 (comprising R$ 4,049,329 of principal, R$5,800 premium and R$87,778 accrued interest). Other amortizations in the period also include the payment of working capital debt amounts at Natura &Co Luxembourg of R$ 2,402,790 (of which R$ 1,283,025 refer to the settlement of the open position in the credit line revolving loan and R$1,119,764 of working capital debt (“Club Loan”), in abovementioned item c).
[2]	The repayments carried out in the year ended December 31, 2022 mainly refer to (i) early redemption of debt securities of the subsidiary Avon; (ii) the early redemption of the 9th and 10th series of debentures issued by the subsidiary Natura Cosmeticos (iii) the early redemption of the credit line in the amount of £70 million from the former indirect subsidiary The Body Shop and (iv) the refinancing of the credit line credit under Resolution No. 4131/62 of the subsidiary Natura Cosmeticos.
[3]	The movement that occurred in 2023 is mainly due to the revolving credit line obtained by the subsidiary Natura &Co Luxembourg during the year, which was fully settled during the third quarter with resources from the sale of the former subsidiary Aesop.
[4]	Funding carried out in the year ended December 31, 2022 basically refers to: (i) use of a revolving credit line in the principal amount of up to US$625.0 million by the subsidiary Natura &Co Luxembourg; (ii) issuance of debt securities by the subsidiary Natura &Co Luxembourg maturing on April 19, 2029 in the total principal amount of US$600 million (approximately R$2,809 million), subject to interest of 6.00% per year, which are guaranteed by Natura &Co Holding and the subsidiary Natura Cosmeticos S.A. (iii) issuance of the 11th series of debentures in the amount of R$826 million maturing in 2025 and issuance of the 12th series of debentures in the amount of R$1,050 million, maturing between 2025 and 2032 by the subsidiary Natura Cosmeticos S.A. (iv) issuance of commercial notes by the subsidiary Natura Cosmeticos in the amount of R$500 million maturing in 2025 and (v) new credit line in the total principal amount of US$250 million by the subsidiary Natura &Co Luxembourg.